Intangible assets	12 Months Ended
Mar. 29, 2020
Intangible Assets [Abstract]
Intangible assets
Intangible assets
Intangible assets comprise the following:

	March 29, 2020	March 31, 2019
	$	$
Intangible assets with finite lives	45.9	39.8
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	161.7	155.6

The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Cost	$	$	$	$	$	$
March 31, 2018	4.3	11.8	6.2	3.9	5.8	32.0
Additions	3.2	1.1	0.5	—	18.6	23.4
Business combination (note 5)	—	—	—	2.2	—	2.2
Transfers	5.3	1.0	—	2.9	(9.2)	—
March 31, 2019	12.8	13.9	6.7	9.0	15.2	57.6
Additions	0.3	1.6	—	0.2	19.6	21.7
IFRS 16 initial direct costs (notes 4 and 9)	—	—	(6.7)	—	—	(6.7)
Disposal	—	(0.1)	—	—	—	(0.1)
Transfers	11.3	6.0	—	4.9	(22.2)	—
March 29, 2020	24.4	21.4	—	14.1	12.6	72.5

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Accumulated amortization	$	$	$	$	$	$
March 31, 2018	1.4	4.4	0.5	2.2	—	8.5
Amortization	4.2	2.7	0.7	1.7	—	9.3
March 31, 2019	5.6	7.1	1.2	3.9	—	17.8
Amortization	3.5	3.4	—	3.1	—	10.0
IFRS 16 initial direct costs (notes 4 and 9)	—	—	(1.2)	—	—	(1.2)
March 29, 2020	9.1	10.5	—	7.0	—	26.6

Net book value
March 31, 2019	7.2	6.8	5.5	5.1	15.2	39.8
March 29, 2020	15.3	10.9	—	7.1	12.6	45.9

Intellectual property consists of product development costs, technology acquired in the Baffin business combination (note 5), and patents and trademarks.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose and Baffin brand names and domain name associated with the Company’s website. The Company expects to renew the registration of the brand names and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests for the years ended March 29, 2020 and March 31, 2019 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (VIU) are consistent with the assumptions used to calculate VIU for goodwill (note 14).